Document and Entity Information	Jun. 24, 2021
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001822250
Document Type	8-K/A
Document Period End Date	Jun. 24, 2021
Entity Registrant Name	ContextLogic Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39775
Entity Tax Identification Number	27-2930953
Entity Address, Address Line One	One Sansome Street 33rd Floor
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	(415)
Local Phone Number	432-7323
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	WISH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A is being filed to update the Current Report on Form 8-K of ContextLogic Inc. (the “Company”) filed on June 30, 2021. The sole purpose of this amendment is to disclose the determination by the compensation committee of the board of directors of the Company (the “Compensation Committee”) to increase the base salary of Jennifer Oliver in connection with her appointment as Interim Co-Chief Financial Officer, which appointment was effective on July 23, 2021.